U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

September 7, 2016

VIA EDGAR TRANSMISSION

Ms. Debbie Skeens
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:         TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
Gerstein Fisher Multi-Factor Growth Equity Fund (S000026998)
Gerstein Fisher Multi-Factor International Growth Equity Fund (S000035301)
Gerstein Fisher Multi-Factor Global Real Estate Securities Fund (S000040211)

Dear Ms. Skeens:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Trust on behalf of its series, the Gerstein Fisher Multi-Factor Growth Equity Fund, the Gerstein Fisher Multi-Factor International Growth Equity Fund and the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund (the “Funds”), is a Definitive Proxy Statement on Schedule 14A (the “Definitive Proxy Statement”), in response to your oral comments of August 26, 2016 regarding the preliminary proxy statement filed by the Trust, on behalf of the Funds, on August 22, 2016.

For your convenience in reviewing the Trust’s responses, your comments are included in bold typeface immediately followed by the Trust’s responses.  Capitalized terms not otherwise defined in this response letter have the meaning set forth in the Definitive Proxy Statement.  In addition, in connection with this filing, the Trust hereby makes the following representations:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

*     *     *     *     *     *

The Trust’s responses to your comments are as follows:

1.	Staff Comment: Please include in the Definitive Proxy Statement all information missing in the preliminary proxy statement.

Response:  The Trust responds by supplementally confirming it will include in the Definitive Proxy Statement all information missing in the preliminary proxy statement.

2.	Staff Comment: Please submit the form of Proxy Card with the Trust’s response to the Staff’s comments.

Response:  The Trust responds by noting the form of Proxy Card has been included as Exhibit A to this letter.

3.
Staff Comment:  Please consider revising the discussion of the operating expense limitation agreement, in the Questions and Answers section and elsewhere, to clarify that the New Advisor contractually agreeing to waive its management fee and/or reimburse expenses of the Funds is a continuation of the Funds’ current structure and not necessarily a new benefit to Fund shareholders.

Response:  The Trust responds by revising the applicable disclosure in the Questions and Answers section as follows, and by adding corresponding language to applicable sections throughout the Definitive Proxy Statement (changes shown in underline).

“In addition, the New Advisor has contractually agreed to waive its management fee and/or reimburse expenses of the Funds to the extent necessary to ensure that each Fund’s total annual operating expenses do not exceed the Fund’s current operating expense limitation disclosed in the Funds’ prospectus.  The New Advisor will enter into an agreement to waive advisory fees and/or reimburse expenses of the Funds with identical operating expense limitations as disclosed in the Funds’ prospectus for at least two years following the closing of the Transaction.  After two years, the Funds’ operating expenses may increase.  Other than the effective date, the initial term of the agreement and the identity of the investment adviser, this operating expense limitation agreement is substantially identical to the operating expense limitation agreement currently in place between the Trust, on behalf of the Funds, and Gerstein Fisher.”

4.
Staff Comment:  As the proxy is soliciting the approval of a new investment advisory agreement, please supplementally explain the Trust’s basis for not including the disclosure required by Item 22(a)(3)(iv) of Schedule 14A.

Response:  The Trust responds by supplementally confirming the New Investment Advisory Agreement does not, directly or indirectly, establish a new fee or expense.  The Trust further confirms the approval of the New Investment Advisory Agreement will not result in higher custodial or transfer agency fees, as contemplated by instruction 2 to Item 22(a)(3)(iv).

5.	Staff Comment: Please revise disclosure related to the operating expense limitation agreement to clarify that after two years operating expenses may increase.

Response:  The Trust responds by making the suggested revision in the Definitive Proxy Statement.

6.
Staff Comment:  With respect to the discussion of the primary reasons for the selection of the New Advisor as the Funds’ new investment adviser and the Board recommendation of approval, please disclose whether the Board discussed any issues adverse to the adoption of a new investment advisory agreement with the New Advisor.

Response:  The Trust responds by respectfully declining to make any revisions associated with this comment.  The Trust further responds by supplementally stating the disclosure provided in the Definitive Proxy Statement sufficiently and accurately reflects the material factors considered by the Board related to the adoption of the New Investment Advisory Agreement with the New Advisor.

7.
Staff Comment:  With respect to discussion related to the solicitation of proxies, please disclose all material aspects of the solicitation agreement, including the firm name, amount to be paid and services provided under the agreement.

Response:  The Trust responds by adding the following disclosure under the “Solicitation of Proxies and Voting” section of the Definitive Proxy Statement:

“Gerstein Fisher has entered into a contract with Broadridge pursuant to which Broadridge will provide certain project management and internet and telephone voting services in addition to the mailing of the proxy statement.  The estimated fee to be paid to Broadridge by Gerstein Fisher is $86,000 in the aggregate.”

8.	Staff Comment: Please disclose the estimated cost of the solicitation.

Response:  The Trust responds by revising the following disclosure under the “Solicitation of Proxies and Voting” section of the Definitive Proxy Statement (changes shown in underline):

“The expenses in connection with preparing this Proxy Statement and its enclosures and all related legal expenses and all solicitations will be paid by Gerstein Fisher and People’s Securities.  The estimated cost of the solicitation is $107,292.”

9.
Staff Comment:  With respect to the discussion under the “Other Legal Requirements under the 1940 Act” section, please revise the disclosure to affirmatively represent the Trust will comply with the Section 15(f) safe harbor.  The Staff notes the current discussion related to the Board’s determination there was no undue burden from the Transaction is insufficient.

Response:  The Trust responds by revising the disclosure under the “Other Legal Requirements under the 1940 Act” section as follows (changes shown in underline):

“Section 15(f) of the 1940 Act provides a safe harbor that, when a transaction, such as the one between Gerstein Fisher and People’s Securities, occurs, the investment adviser or any of its affiliated persons are permitted to receive any amount or benefit in connection with the change in control as long as two conditions are satisfied.  The first condition specifies that no “unfair burden” may be imposed on the funds managed by the investment adviser as a result of the transaction relating to the change of control, or any express or implied terms, conditions or understandings.  In order to avoid an “unfair burden” on the Funds, the New Advisor has contractually agreed to waive its advisory fees and/or reimburse expenses of each Fund to the extent necessary to ensure that each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, taxes, interest expense, dividend and interest expense on securities sold short, proxy expenses and extraordinary expenses) do not exceed the Fund’s current expense limitations disclosed in the Funds’ prospectus (the “Expense Cap”) for a period of at least two years.  The agreement by the New Advisor to waive advisory fees and/or reimburse expenses of each Fund will continue for least two years following the date of the Transaction under a new operating expenses limitation agreement between the New Advisor and the Trust, on behalf of the Funds.  After two years, the Funds’ operating expenses may increase.  The New Advisor may request recoupment of previously waived fees and paid expenses from a Fund for three years from the date they were paid, subject to the Expense Cap, which includes fees waived or expenses paid for the benefit of the Fund prior to the Transaction.  Other than the effective date, the initial term of the agreement and the identity of the investment adviser, this operating expense limitation agreement is substantially identical to the operating expense limitation agreement currently in place between the Trust, on behalf of the Funds, and Gerstein Fisher.”

The second condition specifies that, during the three-year period immediately following consummation of the transaction, at least 75% of a fund’s board of trustees must be “Independent Trustees” as defined by the 1940 Act.  The Board currently meets this 75% requirement and is expected to meet this requirement for the required three-year period.

Based on the foregoing, the Board determined that there was no “unfair burden” imposed as a result of the Transaction, and the Trust will ensure that the two conditions set forth in Section 15(f) will continue to be satisfied for the required time period.”

10.	Staff Comment: Please disclose with as much specificity as possible the compensation received by any Fund directors that are owners of the Advisor, as required by Item 22(c)(6) of Schedule 14A.

Response:  The Trust responds by supplementally confirming that no Trustees of the Trust are also owners of the Advisor, and, accordingly, did not receive any direct or indirect benefit or other compensation under the transaction described in the Definitive Proxy Statement.

11.
Staff Comment:  Please explain supplementally the reasons for including the qualification that the Board “will undertake to meet” the requirement that for the required three-year period immediately following the Transaction, at least 75% of a fund’s board of trustees must be “Independent Trustees” as defined by the 1940 Act.  The Staff notes that reliance on the safe harbor of Section 15(f) requires actual compliance with the conditions set forth in therein

Response:  The Trust responds by referring the Staff to the response provided to Staff Comment 8 above, wherein the Trust has revised the applicable disclosure to state “The Board currently meets this 75% requirement and is expected to meet this requirement for the required three-year period.          ”

12.
Staff Comment:  Under the section “Summary of the New Investment Advisory Agreement and the Prior Investment Advisory Agreement” please remove the phrase “and the description set forth in this Proxy Statement of the New Investment Advisory Agreement is qualified in its entirety by reference to Exhibit A.”

Response:  The Trust responds by making the suggested deletion in the Definitive Proxy Statement.

13.
Staff Comment:  With respect to the Board’s consideration of Investment Performance of the Advisor and the Funds, the Staff notes the discussion references the performance of a separately managed account composite.  Please identify and state the size of any other registered fund having a similar investment objective as the Funds.  Please also state the rate of the investment adviser's compensation and describe any applicable waivers or fee reductions, as required by Item 22(c)(10) of Schedule 14A.

Response:  The Trust responds by supplementally confirming the Advisor does not serve as the investment adviser or sub-adviser to any investment companies registered under the 1940 Act having a similar investment objective as the Funds.

14.
Staff Comment:  With respect to the description of the effect of broker non-votes, the Staff notes the preliminary proxy statement states that “with respect to any other business that may properly come before the Special Meeting, the effect of broker non-votes will be dependent upon the vote that is required to approve such proposal.”  Please consider revising the disclosure to clarify the circumstances under which the effect of broker non-votes may vary from proposal to proposal.

Response:  The Trust responds by removing the sentence in its entirety from the Definitive Proxy Statement.

*     *     *     *     *     *

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC

Exhibit A – Form of Proxy Card

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735
To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.
2) Go to website www.proxyvote.com
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.
2) Call 1-800-690-6903
3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

Control Number: 12345678910

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

E13409-S50132

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

This proxy is solicited on behalf of the Fund's Board of Trustees, and the proposal has been unanimously approved by the Board of Trustees and recommended for approval by Fund shareholders. When properly executed, this proxy will be voted as indicated or "FOR" the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders' best judgment as to any other matters that may arise at the Special Meeting.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

PROPOSAL

	For	Against	Abstain
1. To approve an Investment Advisory Agreement between People's Securities, Inc., doing business as Gerstein Fisher, and the Trust, on behalf of the [Gerstein Fisher Multi-Factor® Growth Equity Fund]; and	☐	☐	☐

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

6

Exhibit A – Form of Proxy Card

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

E13410-S50132

TRUST FOR PROFESSIONAL MANAGERS
Gerstein Fisher Funds

SPECIAL MEETING OF SHAREHOLDERS TO
BE HELD OCTOBER 28, 2016

The undersigned holder of shares of the [Gerstein Fisher Multi-Factor® Growth Equity Fund], a series of Trust for Professional Managers, hereby appoints John P. Buckel and Jennifer A. Lima, or any of them, each with power of substitution, to vote all shares that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on October 28, 2016, at 10:00 a.m. Central time at the offices of U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Only shareholders of record at the close of business on August 31, 2016, will be entitled to vote at the Special Meeting or any postponements or adjournments thereof.

PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY PROMPTLY
USING THE ENCLOSED POSTAGE PAID RETURN ENVELOPE